Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Basis of Preparation of the Interim Consolidated Financial Statements
a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with IAS 34, “Interim Financial Reporting.”

The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Annual Consolidated Financial Statements.

Judgments
(i)	Judgments:

Classification of leases:

Evaluation of whether to classify a lease as a finance lease or an operating lease in accordance with the criteria stipulated in IFRS 16 requires significant judgment.

Estimates and Assumptions
(ii)	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Grants from the Israel Innovation Authority (“IIA”):

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows and discount rate used to measure the amount of the liability.

●	Provision for allowance for doubtful accounts on trade receivables:

The Group uses a provision matrix to calculate the allowance for doubtful accounts based on expected credit losses (ECL’s) for trade receivables. The provision rates are based on days past due for its various customers. The provision matrix is initially based on the Group’s historical observed default rates as well as forward-looking information. At each reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The amount of ECLs is sensitive to changes in circumstances and forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual default in the future.

●	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.